SUBSEQUENT EVENTS (Detail Textuals) - USD ($)			1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 04, 2018	Dec. 15, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 28, 2017	Oct. 31, 2017	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Subsequent Event [Line Items]
Number of shares issued						20,000
Warrants to purchase						1,312,722	78,000
Term of warrants						3 years
Gross proceeds						$ 1,079,998		$ 1,440,000
Warrants Outstanding Weighted average exercise price							$ 1.75
Conversion price							70.00%
Stock options issued to employees							0	23,800,000	4,550,000
Additional capital						6,394,872
Proceeds from issuance of convertible notes							$ 2,249,000
Obligation to buy three month media						$ 1,650,000
Minimum
Subsequent Event [Line Items]
Term of warrants						1 year
Warrants Outstanding Weighted average exercise price						$ 0.81
Convertible notes term							6 months
Interest rate							0.00%
Maximum
Subsequent Event [Line Items]
Term of warrants						5 years
Warrants Outstanding Weighted average exercise price						$ 2.60
Convertible notes term							1 year
Interest rate							12.00%
Brighton Capital, Ltd
Subsequent Event [Line Items]
Number of warrants						50,000
Term of warrants						5 years
Warrants Outstanding Weighted average exercise price						$ 1.90
Air Lease Corporation
Subsequent Event [Line Items]
Additional common stock to be issued								393,512
Common Stock
Subsequent Event [Line Items]
Number of shares issued						1,312,722	1,240,617	16,491,358
Share price								$ 1.69
Gross proceeds						$ 1,597,123
Number of common stock issued for exercise of warrants						2,317,948
Number of common stock shares issued pursuant to agreement								10,894,480
Common Stock | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price							$ 0.91	$ 1.25
Common Stock | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price							$ 2.05	$ 3.25
Replacement warrants
Subsequent Event [Line Items]
Number of warrants						2,313,615
Term of warrants						3 years
Replacement warrants | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price						$ 0.81
Replacement warrants | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price						$ 0.88
Convertible Note
Subsequent Event [Line Items]
Warrants to purchase						18,000
Term of warrants						5 years
Warrants Outstanding Weighted average exercise price						$ 1.75
Amount of convertible notes issued						$ 4,299,433
Number of common stock issued in connection with convertible notes						279,277
Conversion price						70.00%
Proceeds from issuance of convertible notes						$ 3,717,750
Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term						6 months
Interest rate						0.00%
Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term						1 year
Interest rate						0.12%
Subsequent Event
Subsequent Event [Line Items]
Warrants to purchase			881,642
Term of warrants			3 years
Gross proceeds			$ 595,998
Stock options issued to employees				100,000
Stock options issued to employees, exercise price				$ 1.98
Additional capital			$ 3,661,871
Subsequent Event | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price			$ 0.81
Subsequent Event | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price			$ 2.60
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2018 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees					1,750,000
Stock options issued to employees, exercise price					$ 0.01
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2019 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees					1,750,000
Stock options issued to employees, exercise price					$ 1.75
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2020 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees					1,750,000
Stock options issued to employees, exercise price					$ 2.50
Subsequent Event | Agreement with Air Lease Corporation
Subsequent Event [Line Items]
Number of common stock shares issued pursuant to agreement	375,717	393,512
Subsequent Event | Agreement with Jet Midwest Group
Subsequent Event [Line Items]
Number of common stock shares issued pursuant to agreement	57,021	199,172
Subsequent Event | Brighton Capital, Ltd
Subsequent Event [Line Items]
Number of shares issued			20,000
Warrants to purchase			50,000
Term of warrants			5 years
Warrants Outstanding Weighted average exercise price			$ 1.90
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares issued			881,642
Gross proceeds			$ 1,597,123
Number of common stock issued for exercise of warrants			2,317,948
Subsequent Event | Replacement warrants
Subsequent Event [Line Items]
Number of warrants			2,313,615
Term of warrants			3 years
Subsequent Event | Replacement warrants | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price			$ 0.81
Subsequent Event | Replacement warrants | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price			$ 0.88
Subsequent Event | Convertible Note
Subsequent Event [Line Items]
Warrants to purchase			18,000
Term of warrants			5 years
Warrants Outstanding Weighted average exercise price			$ 1.75
Amount of convertible notes issued			$ 1,709,308
Number of common stock issued in connection with convertible notes			279,277
Conversion price			70.00%
Proceeds from issuance of convertible notes			$ 1,468,750
Subsequent Event | Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term			6 months
Interest rate			0.00%
Subsequent Event | Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term			1 year
Interest rate			0.12%